Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Government grant revenue		$ 75		$ 100	$ 100	$ 45
Operating expenses:
Research and development	722	411	1,549	1,349	1,608	2,036
General and administrative	20,987	767	22,587	2,169	2,992	4,079
Total operating expenses	21,709	1,178	24,136	3,518	4,600	6,115
Loss from operations	(21,709)	(1,103)	(24,136)	(3,418)	(4,500)	(6,070)
Other income (expense)
Gain on the change in fair value of warrant liabilities	884		884
Loss on the change in fair value of digital assets	(28)		(28)
Financing costs	(1,443)		(1,443)
Other income (expense)	15	(1)	15	5
Other income (expenses)
Gain (loss) on change in the fair value of related party convertible debt	258	(320)	(52)	(427)	(311)	(22)
Interest expense	(169)	(1,073)	(2,496)	(3,138)	(4,424)	(4,283)
Other income					5	94
Total other (expense) income, net	(483)	(1,394)	(3,120)	(3,560)	(4,730)	(4,211)
Net loss and comprehensive loss	$ (22,192)	$ (2,497)	$ (27,256)	$ (6,978)	$ (9,230)	$ (10,281)
Net loss per share, basic (in Dollars per share)	$ (0.7)	$ (1.29)	$ (2.29)	$ (3.6)	$ (4.76)	$ (5.31)
Net loss per share, Diluted (in Dollars per share)	$ (0.7)	$ (1.29)	$ (2.29)	$ (3.6)	$ (4.76)	$ (5.31)
Weighted-average common shares outstanding, basic (in Shares)	31,731,118	1,938,392	11,905,811	1,938,392	1,938,392	1,937,039
Weighted-average common shares outstanding, diluted (in Shares)	31,731,118	1,938,392	11,905,811	1,938,392	1,938,392	1,937,039